Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000174774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Class R6) – including sales charge
Average Annual Return, Percent	11.56%	9.04%	5.48%
C000011045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	11.49%	8.95%		6.13%
C000011044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Class R) – including sales charge
Average Annual Return, Percent	10.89%	8.41%		5.59%
C000011043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Class C) – including sales charge
Average Annual Return, Percent	9.31%	7.85%		5.06%
C000011041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Class A) – including sales charge
Average Annual Return, Percent	4.74%	7.38%		5.22%
Without Sales Load [Member] | C000174774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	11.56%	9.04%	5.48%
Without Sales Load [Member] | C000011045 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	11.49%	8.95%		6.13%
Without Sales Load [Member] | C000011044 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Class R) – excluding sales charge
Average Annual Return, Percent	10.89%	8.41%		5.59%
Without Sales Load [Member] | C000011043 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Class C) – excluding sales charge
Average Annual Return, Percent	10.31%	7.85%		5.06%
Without Sales Load [Member] | C000011041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Global Listed Real Assets Fund (Class A) – excluding sales charge
Average Annual Return, Percent	11.13%	8.66%		5.85%
S And P Global Natural Resources Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index (net)
Average Annual Return, Percent	10.58%	14.16%	7.39%	8.61%
FTSE EPRA Nareit Developed Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (net)
Average Annual Return, Percent	3.42%	5.89%	2.25%	3.02%
S And P Global Infrastructure Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (net)
Average Annual Return, Percent	16.99%	12.81%	8.24%	7.43%
MSCI ACWI Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (gross)
Average Annual Return, Percent	23.19%	15.14%	12.56%	11.87%
MSCI ACWI Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	22.64%	14.61%	12.01%	11.31%
Bloomberg Global Inflation Linked Total Return Index Value Hedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Inflation-Linked Total Return Index Value Hedged USD
Average Annual Return, Percent	3.49%	(0.71%)	1.47%	2.42%